Geographic Segment Reporting	3 Months Ended
Sep. 30, 2018
Geographic Segment Reporting
Geographic Segment Reporting

The following table shows operating activities information by geographic segment for the three ended September 30, 2018 and 2017:

Three months ended September 30, 2018	USA	Malaysia	Total
Revenue	$-	$-	$-
Depreciation, depletion, amortization and impairment	-	(2,810)	(2,810)
General and administrative expenses	(152,334)	(18,839)	(171,173)
Other income (expenses)	-	(30,057)	(30,057)
Net loss	$(152,334)	$(51,706)	$(204,040)

Three months ended September 30, 2017	USA	Malaysia	Total
Revenue	$-	$49,281	$49,281
Depreciation, depletion, amortization and impairment	-	(12,005)	(12,005)
General and administrative expenses	-	(106,075)	(106,075)
Other income (expenses)	-	(27,404)	(27,404)
Net loss	$-	$(96,203)	$(96,203)

The following table shows assets information by geographic segment at September 30, 2018 and June 30, 2018:

As of September 30, 2018	USA	Malaysia	Total
Current assets	$2,778	$75,957	$78,735
Concession acquisition costs	-	230,634	230,634
Property and equipment, net	-	29,881	29,881
Total assets	$2,778	$336,472	$339,250

As of June 30, 2018	USA	Malaysia	Total
Current assets	$-	$81,355	$81,355
Concession acquisition costs	-	-	-
Property and equipment, net	-	46,345	46,345
Total assets	$-	$127,700	$127,700